Shareholder Report, Line Graph (Details) - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Feb. 27, 2024	Jan. 31, 2024	Nov. 07, 2023
C000248162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Commercial Mortgage Opportunities ETF
Account Value	$ 10,341	$ 10,341	$ 10,341	$ 10,000
Average Annual Return, Percent	3.41%
C000246109 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Core Investment Grade ETF
Account Value	$ 10,877	$ 10,877	$ 10,877		$ 10,640	$ 10,000
Average Annual Return, Percent		8.77%
C000248350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Structured Credit Income Opportunities ETF
Account Value	$ 10,406	$ 10,406	$ 10,406	10,000
Average Annual Return, Percent	4.06%
Bloomberg Non Agency Investment Grade CMBS US Aggregate Eligible Aaa Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Non-Agency Investment Grade CMBS: US Aggregate Eligible Aaa Index
Account Value	$ 10,358	10,358	$ 10,358	10,000
Average Annual Return, Percent	3.58%
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US Broad Market Index
Account Value	$ 10,782	$ 10,782	$ 10,782		10,575	10,000
Average Annual Return, Percent		7.82%
ICE BofA US ABS And CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA US ABS & CMBS Index
Account Value	$ 10,347	$ 10,347	$ 10,347	10,000
Average Annual Return, Percent	3.47%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Account Value	$ 10,775	$ 10,775	$ 10,775	10,000	$ 10,576	$ 10,000
Average Annual Return, Percent	3.77%	7.75%
Bloomberg US Aggregate Bond C000248162 Index [Member]
Account Value [Line Items]
Account Value	$ 10,377	$ 10,377	10,377
Bloomberg US Aggregate Bond C000248350 Index [Member]
Account Value [Line Items]
Account Value	$ 10,377	$ 10,377	$ 10,377	$ 10,000